Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and practices related to the grant of option awards
The Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no policy or practice on the timing of awards of options in relation to the disclosure of material non-public information by the Company.

Award Timing Method	The Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Company has no policy or practice on the timing of awards of options in relation to the disclosure of material non-public information by the Company